Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Kingsbarn Dividend Opportunity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Kingsbarn Dividend Opportunity ETF
Class Name	Kingsbarn Dividend Opportunity ETF
Trading Symbol	DVDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kingsbarn Dividend Opportunity ETF for the period of November 2, 2023 (Inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/. You can also request this information by contacting us at (866) 788-7878.
Additional Information Phone Number	(866) 788-7878
Additional Information Website	www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Dividend Opportunity ETF	$100¹	0.90%²

¹ Costs are for the period of November 2, 2023 to October 31, 2024. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 100	[1]
Expense Ratio, Percent	0.90%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of November 2, 2023 to October 31, 2024. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform?

The Kingsbarn Dividend Opportunity ETF (the “Fund”) returned 22.49% for the period of November 2, 2023 to October 31, 2024. The Fund underperformed its broad-based benchmark, the S&P 500® Index, which returned 36.58% for the same period. The Fund outperformed its secondary indices, the MVIS US Mortgage REITs Index and the MVIS US Business Development Companies Index, which returned 18.50% and 18.43% during the same period, respectively.

What Factors Influenced Performance?

The period of November 2, 2023, to October 31, 2024, was a challenging one in which to manage a yield-oriented portfolio, as market rates remained volatile, and the treasury yield curve stayed inverted throughout the year. The Fund outperformed its benchmarks, the MVIS US Mortgage REITs Index and the MVIS US Business Development Companies Index, during this period. This overperformance was due to the Fund’s larger allocation to commercial mortgage REITs, reflecting the thesis that multifamily assets would not incur the losses assumed by the marketplace, as reflected in equity valuations.

Market Outlook

In our view, economic growth is moderating from an above-trend growth rate to trend growth. However, we don’t think the deceleration is significant or happening fast enough to provide the Federal Reserve with the comfort it needs to cut rates commensurate with market expectations. We continue to think the market’s anticipation of substantial Fed easing may be overly optimistic. As the Fed continues to monitor economic and inflationary conditions, we think it is more probable that their approach to rate cuts will remain measured and incremental.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception (11/2/23)
Kingsbarn Dividend Opportunity ETF	22.49%
S&P 500® Index	36.58%
MVIS US Mortgage REITs Index	18.50%
MVIS US Business Development Companies Index	18.43%

Performance Inception Date	Nov. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 823,000
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 6,123
Investment Company, Portfolio Turnover	1049.98%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
Fund Net Assets (Thousands)	$823
Number of Holdings	18
Total Advisory Fee Paid	$6,123
Portfolio Turnover Rate	1,049.98%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Sector Breakdown

Top Ten Holdings

MFA Financial, Inc.	6.71%
Blackstone Secured Lending Fund	6.67%
Bright Spire Capital, Inc.	6.65%
Crescent Capital BDC, Inc.	6.58%
Dynex Capital, Inc.	6.56%
Claros Mortgage Trust, Inc.	6.52%
Chimera Investment Corp.	6.51%
New York Mortgage Trust, Inc.	4.93%
FS KKR Capital Corp.	4.88%
KKR Real Estate Finance Trust, Inc.	4.87%

Largest Holdings [Text Block]

Top Ten Holdings

MFA Financial, Inc.	6.71%
Blackstone Secured Lending Fund	6.67%
Bright Spire Capital, Inc.	6.65%
Crescent Capital BDC, Inc.	6.58%
Dynex Capital, Inc.	6.56%
Claros Mortgage Trust, Inc.	6.52%
Chimera Investment Corp.	6.51%
New York Mortgage Trust, Inc.	4.93%
FS KKR Capital Corp.	4.88%
KKR Real Estate Finance Trust, Inc.	4.87%

[1]	Costs are for the period of November 2, 2023 to October 31, 2024. Costs for a full annual period would be higher.
[2]	Annualized.